Notes to the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2023
Notes to the consolidated statements of cash flows
Notes to the consolidated statements of cash flows

16. Notes to the consolidated statements of cash flows

Changes in liabilities arising from financing activities

								Foreign
	January 1,				Other	Accrued	Paid	Exchange	December 31,
in thousands of EUR	2023	Cash flows	Reclassification	Disposals	Changes	interest	Interest	Movements	2023
Payment of lease liabilities (Note 4.2)	42,086	(7,568)	—	(2,998)	7,986	—	2,375	(57)	41,824
Total liabilities from financing activities	42,086	(7,568)	—	(2,998)	7,986	—	2,375	(57)	41,824

								Foreign
	January 1,				Other	Accrued	Paid	Exchange	December 31,
in thousands of EUR	2022	Cash flows	Reclassification	Disposals	Changes	interest	Interest	Movements	2022
Payment of lease liabilities (Note 4. 2)	28,892	(6,439)	—	—	17,241	—	2,218	174	42,086
Total liabilities from financing activities	28,892	(6,439)	—	—	17,241	—	2,218	174	42,086